PROPERTY, PLANT AND EQUIPMENT (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	R$ 33,222,316	R$ 31,924,918
Additions	6,964,798	6,583,574
Write-offs, net	(40,193)	35,650
Net transfers	(186,308)	(19,209)
Depreciation (Note 24)	(5,845,286)	(5,309,664)
Business Combination (Note 1.c.1)		7,047
Balance at end of the period	34,115,327	33,222,316
Estimated losses for impairment or obsolescence
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(228,052)	(485,575)
Additions	(8,975)	(37,374)
Write-offs, net	80,135	162,319
Net transfers		132,578
Balance at end of the period	(156,892)	(228,052)
Cost
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	114,335,288
Balance at end of the period	120,456,916	114,335,288
Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(81,112,972)
Balance at end of the period	(86,341,589)	(81,112,972)
Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	22,809,109	22,231,874
Additions	10,670	42,999
Write-offs, net	(45,719)	(88,766)
Net transfers	5,380,744	3,634,293
Depreciation (Note 24)	(3,486,592)	(3,011,291)
Balance at end of the period	24,668,212	22,809,109
Switching and transmission equipment | Cost
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	74,100,056
Balance at end of the period	79,002,102	74,100,056
Switching and transmission equipment | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(51,290,947)
Balance at end of the period	(54,333,890)	(51,290,947)
Terminal equipment / modems
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	2,724,332	2,588,307
Additions	129,640	141,132
Write-offs, net	(1,721)	(7,602)
Net transfers	1,098,380	1,471,431
Depreciation (Note 24)	(1,379,547)	(1,468,936)
Balance at end of the period	2,571,084	2,724,332
Terminal equipment / modems | Cost
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	16,845,903
Balance at end of the period	18,033,246	16,845,903
Terminal equipment / modems | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(14,121,571)
Balance at end of the period	(15,462,162)	(14,121,571)
Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	3,885,297	3,725,207
Additions	101,798	91,160
Write-offs, net	(8,461)	(6,966)
Net transfers	449,369	619,008
Depreciation (Note 24)	(658,915)	(544,454)
Business Combination (Note 1.c.1)		1,342
Balance at end of the period	3,769,088	3,885,297
Infrastructure | Cost
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	15,728,808
Balance at end of the period	16,154,562	15,728,808
Infrastructure | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(11,843,511)
Balance at end of the period	(12,385,474)	(11,843,511)
Land
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	314,353	315,719
Additions	550	550
Write-offs, net	(71)	(1,916)
Balance at end of the period	314,832	314,353
Land | Cost
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	314,353
Balance at end of the period	314,832	314,353
Other P&E
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	830,452	819,356
Additions	204,041	259,620
Write-offs, net	(2,926)	(2,522)
Net transfers	124,772	34,093
Depreciation (Note 24)	(320,232)	(284,983)
Business Combination (Note 1.c.1)		4,888
Balance at end of the period	836,107	830,452
Other P&E | Cost
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	4,687,395
Balance at end of the period	4,996,170	4,687,395
Other P&E | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(3,856,943)
Balance at end of the period	(4,160,063)	(3,856,943)
Assets and facilities under construction
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	2,886,825	2,730,030
Additions	6,527,074	6,085,487
Write-offs, net	(61,430)	(18,897)
Net transfers	(7,239,573)	(5,910,612)
Business Combination (Note 1.c.1)		817
Balance at end of the period	2,112,896	2,886,825
Assets and facilities under construction | Cost
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	2,886,825
Balance at end of the period	R$ 2,112,896	R$ 2,886,825
Minimum | Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Annual depreciation rate	2.50%
Minimum | Terminal equipment / modems
PROPERTY, PLANT AND EQUIPMENT
Annual depreciation rate	6.67%
Minimum | Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Annual depreciation rate	2.50%
Minimum | Other P&E
PROPERTY, PLANT AND EQUIPMENT
Annual depreciation rate	10.00%
Maximum | Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Annual depreciation rate	25.00%
Maximum | Terminal equipment / modems
PROPERTY, PLANT AND EQUIPMENT
Annual depreciation rate	66.67%
Maximum | Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Annual depreciation rate	66.67%
Maximum | Other P&E
PROPERTY, PLANT AND EQUIPMENT
Annual depreciation rate	25.00%